As filed with the Securities and Exchange Commission on March 18, 2021

Securities Act File No. 333-239559

Investment Company Act File No. 811-23582

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☐ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ____

☒ Post-Effective Amendment No. 1

AND/OR

☐ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 4

Modern Capital Funds Trust

(Exact Name of Registrant as Specified in its Charter)

825 Low Country Blvd., Suite 204

Mt. Pleasant, South Carolina 29465

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 800-767-3838

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary provided in Pre-Effective Amendment No. 3 filed on March 4, 2021, and incorporates Part A, B, and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charleston, and State of South Carolina, on the 18th day of March 2021.

Modern Capital Funds Trust

By:	/s/Brad Atkins
Name:	Brad Atkins
Title:	Trustee, Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the dates indicated.

Name	Title	Date

/s/Brad Atkins	Trustee, Chairman and President	March 18, 2021
Brad Atkins

/s/*	Trustee	March 18, 2021
David Mendez

/s/*	Treasurer, Principal Financial	March 18, 2021
Edward Royall	Officer and Principal Accounting Officer

*/s/Brad Atkins
Brad Atkins, Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase